Property, Plant and Equipment	12 Months Ended
Dec. 31, 2010
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

(5)	Property, Plant and Equipment

Property, plant and equipment consist of the following:

	December 31,
	2009	2010
	RMB	RMB	US$

Buildings	724,164	1,413,575	214,178
Machinery and equipment	3,810,352	6,974,703	1,056,773
Furniture and fixtures	17,652	31,302	4,743
Motor vehicles	39,605	64,102	9,712
Construction in progress	2,549,038	2,473,924	374,837
Total property, plant and equipment	7,140,811	10,957,606	1,660,243
Less: Accumulated depreciation	(566,960)	(1,023,650)	(155,098)

Total property, plant and equipment, net	6,573,851	9,933,956	1,505,145

Depreciation expense on property, plant and equipment was allocated to the following expense items:

	Year Ended December 31,
	2008	2009	2010
	RMB	RMB	RMB	US$

Cost of revenues	150,204	319,049	432,989	65,605
Selling expenses	203	303	1,817	275
General and administrative expenses	7,936	15,282	24,223	3,670
Research and development expenses	501	8,747	12,130	1,838

Total depreciation expense	158,844	343,381	471,159	71,388

The Company capitalized interest costs as a component of the cost of construction in progress as follows:

	Year Ended December 31,
	2008	2009	2010
	RMB	RMB	RMB	US$

Interest cost capitalized	47,523	144,179	272,369	41,268
Interest cost charged to income	162,131	376,336	438,011	66,365

Total interest cost incurred	209,654	520,515	710,380	107,633